Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2020 and 2019 consisted of the following:

		December 31,
	Note	2020	2019
Accrued professional fees		$203	$180
Accrued staff costs and staff benefits		88	—
Rental deposits from tenants		192	215
Rental receipt in advance		3	8
Interest receipt in advance		3	6
Advances from other party	(i)	3	32
Advances from a director	(ii)	—	21
Advances from unrelated parties	(iii)	442	777
Others		7	16
		$941	$1,255

(i)

In December 2019, the Company received advance of $32 from a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 5.3% of the Company’s outstanding common stock as of December 31, 2019). The advances was unsecured, interest free and have no fixed terms of repayment.

(ii)	The advances from a director was unsecured, interest free and have no fixed terms of repayment.

(iii)  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment